Notes to Consolidated Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended
	Jun. 30, 2013 segment	Dec. 31, 2012 segment	Feb. 17, 2012 Edict Acquisition [Member]	Nov. 06, 2012 Watson/Actavis Divestiture Products [Member] drug_application product
Business Acquisition [Line Items]
Number of business segments	2	2
Aggregate consideration			$ 36,600	$ 110,000
Number of generic products with marketing rights acquired through merger (products)				5
Number of abbreviated new drug applications awaiting regulatory approval (drug applications)				8